Other current receivables (Tables)	12 Months Ended
Dec. 31, 2021
Other current receivables [Abstract]
Other current receivables
	As of December 31,
In CHF thousands	2021	2020
Other current receivable	101	—
Swiss VAT	327	309
Withholding tax	—	20
Total	428	329